Oil and natural gas properties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Extractive Industries [Abstract]
Schedule of oil and natural gas properties
Oil and natural gas properties are comprised of the following:

	September 30, 2017	December 31, 2016
Proved property	$9,695,367	$9,695,367
Unproved property	$1,375,940	$1,375,940
Total oil and natural gas properties, at cost	$11,071,307	$11,071,307
Less: accumulated impairment	$(8,283,321)	$(8,283,321)
Oil and natural gas properties, net of impairment	$2,787,986	$2,787,986
Less: accumulated depletion	(2,234,098)	(2,166,643)
Oil and natural gas properties, net	$553,888	$621,343

Oil and natural gas properties are comprised of the following:

	December 31,
	2016	2015
Proved property	$9,695,367	$9,940,660
Unproved property	1,375,940	1,375,940
Total oil and natural gas properties, at cost	11,071,307	11,316,600
Less: accumulated impairment	(8,283,321)	(8,283,321)
Oil and natural gas properties, net of impairment	2,787,986	3,033,279
Less: accumulated depletion	(2,166,643)	(2,274,188)
Oil and natural gas properties, net	$621,343	$759,091